CONVERTIBLE DEBT (Tables)	12 Months Ended
Dec. 31, 2023
CONVERTIBLE DEBT
Schedule of convertible debt

	Convertible debt	Derivative liability	Total
Balance at issuance - September 5, 2022	7,287	1,483	8,770
Issuance costs	(596)	—	(596)
Accretion expense	448	—	448
Gain on remeasurement of derivative liability	—	(13)	(13)
Effect of movement in exchange rates	(491)	(150)	(641)
Balance as at December 31, 2022	6,648	1,320	7,968

Accretion expense	1,536	—	1,536
Loss on remeasurement of derivative liability	—	47	47
Gain on settlement of convertible debt	—	(595)	(595)
Shares issued upon exercise of convertible debt	(1,841)	(286)	(2,127)
Repayment of convertible debt	(3,693)	—	(3,693)
Effect of movement in exchange rates	(205)	(15)	(220)
Balance as at December 31, 2023	2,445	471	2,916